Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spend Life Wisely Funds Investment Trust
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	RANGER SMALL CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFISX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744.
Additional Information Email	https://spendlifewiselyfunds.com/documents/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ranger Small Cap Fund	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

For the six-month period, the Ranger Small Cap Fund underperformed the benchmark, returning 2.6% versus a return of 16.1% for the Russell 2000 Growth Index. The biggest detractors from performance were the healthcare, technology and industrials sectors. Conversely, the utilities, financial and real estate sectors were the biggest contributors to performance.

Outperformance by beta and momentum stocks drove the Fund’s underperformance in technology and industrials. In addition, the strong performance by unprofitable biotech and pharma stocks in late 2025 was the primary culprit for the healthcare industry’s relative underperformance.

Broadly speaking, this period of performance proved to be one of the most challenging since the inception of the Fund. The magnitude of outperformance by stocks with high beta and momentum in the Russell 2000 Growth Index was unprecedented and made it difficult for a quality growth investment philosophy to fully participate.

Looking ahead, the area of unquestionable strength in the economy is the ongoing capital investment boom tied to AI infrastructure. Led by the hyperscalers - though not limited to them - spending on data center capacity, power generation, and related goods and services remained at extraordinary levels. While advancements in technology are likely to eventually alter the pace or focus of spending, the long lead times and massive scale of current projects make a sharp contraction in this investment cycle less likely in the near term.

Entering 2026, the lagged benefit of the Fed funds rate declining 175 basis points to 3.75% coupled with favorable corporate and individual tax policy should prove expansionary for industrial manufacturing/production and consumer spending. Additionally, the administration is focused on affordability headed into the mid-term elections. Efforts to make energy and housing affordable coupled with the potential for fiscal stimulus checks to low- and middle-income consumers are additional economic catalysts that could bolster economic growth. These collectively support improving fundamentals for smaller companies.

Despite recent underperformance, history shows that leadership from high beta stocks tends to be episodic in nature. As the market inevitably transitions from speculation to fundamental leadership, we believe the Fund is fundamentally well positioned to take advantage of a broadly improving backdrop for small cap equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	-5.07%	0.66%	9.22%	$603,954
Russell 2000 Growth Index	13.91%	3.01%	11.27%	$727,460

Net Assets	$ 22,057,762
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 56,379
Investment Company, Portfolio Turnover	34.85%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$22,057,762	56	34.85%	$56,379

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% Of Net Assets)*

1.	Ligand Pharmaceuticals, Inc.	3.26%
2.	Pegasystems, Inc.	3.25%
3.	AAON, Inc.	3.16%
4.	Casella Waste Systems, Inc.	2.86%
5.	MACOM Technology Solutions Holdings, Inc.	2.70%
6.	ADMA Biologics, Inc.	2.61%
7.	UL Solutions, Inc.	2.60%
8.	Lazard Ltd.	2.59%
9.	Texas Roadhouse, Inc.	2.54%
10.	Argan, Inc.	2.53%
	Total % of Net Assets	28.10%

* Excludes Short-Term Investments.

Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://spendlifewiselyfunds.com/documents/
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	RANGER MICRO CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFIMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Ranger Micro Cap Fund – RFIMX (the “Fund”) for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Email	https://spendlifewiselyfunds.com/documents/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ranger Micro Cap Fund	$69	1.30%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

For the six-month period, the Ranger Micro Cap Fund underperformed the benchmark, returning 13.0% versus a return of 23.8% for the Russell Microcap Growth Index. The biggest detractors from performance were the healthcare, consumer discretionary and basic materials sectors. Conversely, the energy, financial and utilities sectors were the biggest contributors to performance.

Broadly speaking, this period of performance proved to be one of the most challenging since the inception of the Fund. The magnitude of outperformance by stocks with high beta and momentum in the Russell Microcap Growth Index was unprecedented and made it difficult for a quality growth investment philosophy to fully participate.

Looking ahead, the area of unquestionable strength in the economy is the ongoing capital investment boom tied to AI infrastructure. Led by the hyperscalers - though not limited to them - spending on data center capacity, power generation, and related goods and services remained at extraordinary levels. While advancements in technology are likely to eventually alter the pace or focus of spending, the long lead times and massive scale of current projects make a sharp contraction in this investment cycle less likely in the near term.

Entering 2026, the lagged benefit of the Fed funds rate declining 175 basis points to 3.75% coupled with favorable corporate and individual tax policy should prove expansionary for industrial manufacturing/production and consumer spending. Additionally, the administration is focused on affordability headed into the mid-term elections. Efforts to make energy and housing affordable coupled with the potential for fiscal stimulus checks to low- and middle-income consumers are additional economic catalysts that could bolster economic growth. These collectively support improving fundamentals for smaller companies.

Despite recent underperformance, history shows that leadership from high beta stocks tends to be episodic in nature. As the market inevitably transitions from speculation to fundamental leadership, we believe the Fund is fundamentally well positioned to take advantage of a broadly improving backdrop for micro-cap equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	Since Inception	Ending Value
Ranger Micro Cap Fund	4.00%	4.01%	9.66%	$506,354
Russell Microcap? Growth Index	27.38%	1.13%	6.06%	$392,228

Net Assets	$ 11,033,546
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 10,216
Investment Company, Portfolio Turnover	31.71%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$11,033,546	47	31.71%	$10,216

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of Net Assets)*

1.	PDF Solutions, Inc.	4.19%
2.	Ligand Pharmaceuticals, Inc.	4.08%
3.	Phibro Animal Health Corp.	3.70%
4.	iRadimed Corp.	3.59%
5.	Argan, Inc.	3.25%
6.	Douglas Dynamics, Inc.	3.24%
7.	Metropolitan Bank Holding Corp.	3.21%
8.	Business First Bancshares, Inc.	2.99%
9.	UFP Technologies, Inc.	2.98%
10.	LeMaitre Vascular, Inc.	2.79%
	Total % of Net Assets	34.02%

* Excludes Short-Term Investments.

Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://spendlifewiselyfunds.com/documents/